Vanguard® Institutional Intermediate-Term Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (39.7%)
U.S. Government Securities (11.0%)
[1]	United States Treasury Note/Bond	3.875%	7/31/2027	381,654	383,890
[1]	United States Treasury Note/Bond	3.750%	8/15/2027	376,525	378,113
	United States Treasury Note/Bond	3.750%	5/15/2028	120,434	121,097
	United States Treasury Note/Bond	1.000%	7/31/2028	162,698	152,663
[1,2,3]	United States Treasury Note/Bond	1.375%	10/31/2028	102,544	96,616
	United States Treasury Note/Bond	4.875%	10/31/2028	165,310	171,180
	United States Treasury Note/Bond	4.375%	11/30/2028	179,945	184,043
	United States Treasury Note/Bond	1.750%	1/31/2029	169,309	160,420
	United States Treasury Note/Bond	4.000%	1/31/2029	169,294	171,463
	United States Treasury Note/Bond	4.250%	2/28/2029	106,317	108,477
[1]	United States Treasury Note/Bond	2.875%	4/30/2029	224,695	219,762
	United States Treasury Note/Bond	2.750%	5/31/2029	83,122	80,908
	United States Treasury Note/Bond	3.625%	8/31/2029	168,720	168,760
	United States Treasury Note/Bond	4.125%	10/31/2029	144,382	146,897
	United States Treasury Note/Bond	4.125%	11/30/2029	215,880	219,658
	United States Treasury Note/Bond	4.375%	12/31/2029	164,371	168,801
	United States Treasury Note/Bond	4.000%	5/31/2030	74,574	75,553
	United States Treasury Note/Bond	3.875%	7/31/2030	302,000	304,359
	United States Treasury Note/Bond	2.750%	8/15/2032	93,422	87,149
	United States Treasury Note/Bond	3.875%	8/31/2032	43,236	43,158
					3,442,967
Conventional Mortgage-Backed Securities (25.0%)
[4,5]	Fannie Mae Pool	1.290%	2/1/2031	3,014	2,650
[4,5]	Fannie Mae Pool	1.320%	12/1/2030	61,573	54,363
[4,5]	Fannie Mae Pool	1.384%	12/1/2030	37,469	33,114
[4,5]	Fannie Mae Pool	1.520%	9/1/2031	12,700	11,084
[4,5]	Fannie Mae Pool	1.540%	8/1/2031	13,750	12,039
[4,5]	Fannie Mae Pool	1.570%	10/1/2031	13,000	11,278
[4,5]	Fannie Mae Pool	1.620%	10/1/2031	8,200	7,172
[4,5]	Fannie Mae Pool	1.910%	10/1/2031	11,743	10,365
[4,5]	Fannie Mae Pool	1.930%	1/1/2032–2/1/2032	8,500	7,472
[4,5]	Fannie Mae Pool	2.000%	5/1/2031	14,800	13,289
[4,5]	Fannie Mae Pool	2.370%	12/1/2029	11,100	10,452
[4,5]	Fannie Mae Pool	2.550%	12/1/2029	6,503	6,157
[4,5]	Fannie Mae Pool	2.580%	4/1/2032	9,300	8,464
[4,5]	Fannie Mae Pool	2.610%	4/1/2032	6,420	5,854
[4,5]	Fannie Mae Pool	2.640%	9/1/2032	3,802	3,447
[4,5]	Fannie Mae Pool	3.000%	3/1/2043–3/1/2048	10,692	9,600
[4,5]	Fannie Mae Pool	3.460%	1/1/2043	2,627	2,392
[4,5]	Fannie Mae Pool	3.500%	7/1/2047–2/1/2050	18,255	17,050
[4,5]	Fannie Mae Pool	3.820%	1/1/2033	2,118	2,033
[4,5]	Fannie Mae Pool	4.150%	8/1/2030	2,900	2,900
[4,5]	Fannie Mae Pool	4.180%	8/1/2030	30,849	30,951
[4,5]	Fannie Mae Pool	4.190%	4/1/2030–7/1/2030	39,574	39,766
[4,5]	Fannie Mae Pool	4.200%	8/1/2030	4,850	4,870
[4,5]	Fannie Mae Pool	4.210%	4/1/2030	43,237	43,463
[4,5]	Fannie Mae Pool	4.220%	9/1/2030	11,230	11,282
[4,5]	Fannie Mae Pool	4.230%	5/1/2030	22,910	23,044
[4,5]	Fannie Mae Pool	4.255%	8/1/2030	8,930	8,992
[4,5]	Fannie Mae Pool	4.260%	9/1/2030	4,300	4,328
[4,5]	Fannie Mae Pool	4.270%	5/1/2033	13,139	13,096
[4,5]	Fannie Mae Pool	4.290%	4/1/2030–7/1/2030	110,670	111,563
[4,5]	Fannie Mae Pool	4.305%	9/1/2030	1,670	1,677
[4,5]	Fannie Mae Pool	4.310%	6/1/2030	18,730	18,877
[4,5]	Fannie Mae Pool	4.340%	9/1/2030	5,410	5,462
[4,5]	Fannie Mae Pool	4.360%	1/1/2030	54,599	55,296
[4,5]	Fannie Mae Pool	4.370%	7/1/2030	24,516	24,765
[4,5]	Fannie Mae Pool	4.380%	6/1/2030	26,433	26,715
[4,5]	Fannie Mae Pool	4.390%	5/1/2030	4,800	4,853
[4,5]	Fannie Mae Pool	4.420%	7/1/2030	6,525	6,613
[4,5]	Fannie Mae Pool	4.480%	12/1/2029	56,716	57,498
[4,5]	Fannie Mae Pool	4.490%	12/1/2029–9/1/2030	24,942	25,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae Pool	4.510%	9/1/2030	9,370	9,500
[4,5]	Fannie Mae Pool	4.530%	1/1/2030	20,432	20,770
[4,5]	Fannie Mae Pool	4.560%	7/1/2030	20,354	20,720
[4,5]	Fannie Mae Pool	4.600%	11/1/2029	9,490	9,686
[4,5]	Fannie Mae Pool	4.620%	4/1/2031	4,194	4,281
[4,5]	Fannie Mae Pool	4.630%	5/1/2031	8,119	8,281
[4,5]	Fannie Mae Pool	4.650%	9/1/2030	14,438	14,742
[4,5]	Fannie Mae Pool	4.710%	2/1/2030	20,801	21,290
[4,5]	Fannie Mae Pool	4.720%	8/1/2030	8,000	8,205
[4,5]	Fannie Mae Pool	4.860%	5/1/2031	5,581	5,753
[4,5]	Freddie Mac Gold Pool	1.590%	7/1/2031	12,558	11,020
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/2028–1/1/2032	1,014	980
[4,5]	Freddie Mac Gold Pool	3.000%	8/1/2032–8/1/2047	4,637	4,243
[4,5]	Freddie Mac Gold Pool	3.500%	8/1/2032–2/1/2050	31,749	29,856
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/2029–5/1/2049	247,399	246,641
[4,5]	Freddie Mac Gold Pool	4.100%	9/1/2030	47,490	47,319
[4,5]	Freddie Mac Gold Pool	4.150%	2/1/2030	11,893	11,926
[4,5]	Freddie Mac Gold Pool	4.250%	4/1/2030	4,130	4,148
[4,5]	Freddie Mac Gold Pool	4.500%	5/1/2039–2/1/2047	14,104	14,123
[4,5]	Freddie Mac Gold Pool	5.000%	7/1/2039–2/1/2049	2,475	2,527
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/2040	1,028	1,070
[4,5]	Freddie Mac Gold Pool	6.500%	5/1/2037	19	21
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/2038	39	43
[4]	Ginnie Mae I Pool	2.500%	1/15/2043–6/15/2043	374	334
[4]	Ginnie Mae I Pool	3.000%	9/15/2042–8/15/2045	9,379	8,582
[4]	Ginnie Mae I Pool	3.500%	1/15/2042–7/15/2045	2,685	2,520
[4]	Ginnie Mae I Pool	4.000%	4/15/2039–12/15/2046	1,694	1,645
[4]	Ginnie Mae I Pool	4.500%	2/15/2039–12/15/2046	8,688	8,693
[4]	Ginnie Mae I Pool	5.000%	2/15/2040–9/15/2041	336	342
[4]	Ginnie Mae I Pool	5.500%	2/15/2041	72	75
[4]	Ginnie Mae I Pool	6.000%	5/15/2036–3/15/2040	630	658
[1,4,6]	Ginnie Mae II Pool	2.000%	11/20/2050–1/15/2056	221,117	183,115
[4]	Ginnie Mae II Pool	2.500%	3/20/2043–6/20/2052	226,890	195,575
[1,4,6]	Ginnie Mae II Pool	3.000%	3/20/2027–1/15/2056	214,288	193,588
[4]	Ginnie Mae II Pool	3.500%	5/20/2046–2/20/2053	189,059	174,108
[4]	Ginnie Mae II Pool	4.000%	2/20/2034–10/20/2052	152,077	145,609
[1,4]	Ginnie Mae II Pool	4.500%	4/20/2048–7/20/2053	162,656	160,272
[4,6]	Ginnie Mae II Pool	5.000%	4/20/2040–1/15/2056	271,886	272,722
[4,6]	Ginnie Mae II Pool	5.500%	4/20/2040–1/15/2056	322,547	329,636
[4]	Ginnie Mae II Pool	6.000%	2/20/2041–10/20/2055	196,158	202,693
[4]	Ginnie Mae II Pool	6.500%	9/20/2053–1/20/2055	60,190	62,815
[4,6]	Ginnie Mae II Pool	7.000%	2/20/2055–1/15/2056	8,267	8,496
[4,5]	UMBS Pool	1.500%	1/1/2036–7/1/2051	309,777	256,545
[4,5,6]	UMBS Pool	2.000%	5/1/2028–1/25/2056	1,233,162	1,035,782
[4,5,6]	UMBS Pool	2.500%	12/1/2035–1/25/2056	882,210	766,733
[4,5,6]	UMBS Pool	3.000%	7/1/2032–1/25/2056	574,438	522,024
[4,5,6]	UMBS Pool	3.500%	11/1/2031–1/25/2056	343,540	323,109
[4,5]	UMBS Pool	4.000%	5/1/2032–5/1/2053	337,589	326,039
[4,5]	UMBS Pool	4.500%	12/1/2039–2/1/2054	304,790	302,051
[4,5,6]	UMBS Pool	5.000%	6/1/2039–1/25/2056	239,511	243,502
[4,5,6]	UMBS Pool	5.500%	12/1/2038–1/25/2056	165,795	174,522
[4,5,6]	UMBS Pool	6.000%	10/1/2052–1/25/2056	379,123	396,282
[4,5,6]	UMBS Pool	6.500%	9/1/2036–1/25/2056	191,617	202,047
[4,5]	UMBS Pool	7.000%	10/1/2037–4/1/2055	39,719	41,744
					7,788,657
Nonconventional Mortgage-Backed Securities (3.7%)
[4,5]	Fannie Mae Pool	1.772%	8/1/2051	5,092	4,898
[4,5]	Fannie Mae Pool	4.521%	9/1/2055	20,911	20,925
[4,5]	Fannie Mae Pool	4.551%	10/1/2055	35,403	35,435
[4,5]	Fannie Mae Pool	4.621%	8/1/2055	12,553	12,641
[4,5]	Fannie Mae Pool	4.849%	12/1/2055	2,250	2,261
[4,5]	Fannie Mae Pool	4.864%	12/1/2055	45,213	45,638
[4,5]	Fannie Mae Pool	5.004%	11/1/2055	22,999	23,265
[4,5]	Fannie Mae Pool	5.108%	12/1/2055	17,217	17,532
[4,5]	Fannie Mae Pool	5.110%	10/1/2055	6,627	6,722
[4,5]	Fannie Mae Pool	5.134%	9/1/2055	14,016	14,238
[4,5]	Fannie Mae Pool	5.167%	12/1/2055	3,510	3,566
[4,5]	Fannie Mae Pool	5.371%	5/1/2055	10,162	10,378
[4,5]	Fannie Mae REMICS	1.500%	1/25/2051	10,228	8,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae REMICS	1.750%	9/25/2049	115,828	99,950
[4,5]	Fannie Mae REMICS	2.000%	6/25/2048–3/25/2050	12,133	10,304
[4,5]	Fannie Mae REMICS	2.500%	4/25/2043–12/25/2049	59,562	52,992
[4,5]	Fannie Mae REMICS	3.000%	12/25/2044–10/25/2049	6,876	5,919
[4,5]	Fannie Mae REMICS	5.000%	8/25/2055	8,083	8,091
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.028%	9/1/2055	7,822	7,907
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.150%	12/1/2055	16,000	16,193
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.150%	5.209%	11/1/2055	7,056	7,166
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.183%	5.259%	10/1/2055	3,944	4,000
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	4,342	4,397
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.189%	5.157%	10/1/2055	8,149	8,273
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.192%	5.143%	10/1/2055	7,553	7,665
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.247%	4.562%	10/1/2055	11,691	11,673
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.960%	11/1/2055	5,343	5,409
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.100%	11/1/2055	9,584	9,693
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	4,579	4,625
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	7,597	7,696
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/2055	9,516	9,655
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.318%	9/1/2055	8,985	9,125
[4,5]	Freddie Mac REMICS	0.750%	10/25/2044	9,473	7,550
[4,5]	Freddie Mac REMICS	1.000%	9/25/2050–9/25/2051	22,263	17,996
[4,5]	Freddie Mac REMICS	1.250%	10/25/2050	18,038	14,540
[4,5]	Freddie Mac REMICS	1.500%	6/25/2049–10/25/2051	159,821	130,628
[4,5]	Freddie Mac REMICS	1.750%	5/25/2051	42,068	34,955
[4,5]	Freddie Mac REMICS	2.000%	9/15/2047–8/25/2051	40,664	35,356
[4,5]	Freddie Mac REMICS	2.500%	10/25/2047–9/25/2049	104,615	94,763
[4,5]	Freddie Mac REMICS	3.000%	11/15/2042–1/15/2045	13,225	11,888
[4,5]	Freddie Mac REMICS	4.500%	10/15/2041	30,020	29,764
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/2052	6,845	6,032
[4,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–11/20/2055	43,981	44,063
[4]	Ginnie Mae REMICS	1.250%	4/20/2051	10,146	8,121
[4]	Ginnie Mae REMICS	1.500%	4/20/2051	3,858	3,122
[4]	Ginnie Mae REMICS	2.500%	11/20/2049–12/20/2050	59,881	53,049
[4]	Ginnie Mae REMICS	3.000%	6/20/2043–5/20/2055	84,459	78,614
[4]	Ginnie Mae REMICS	3.500%	5/20/2048–6/20/2048	86,475	83,249
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	2,522	2,184
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	5,902	4,907
					1,157,227
Total U.S. Government and Agency Obligations (Cost $12,368,986)					12,388,851
Asset-Backed/Commercial Mortgage-Backed Securities (22.8%)
[4,8]	Affirm Asset Securitization Trust Series 2025-X2	4.560%	10/15/2030	2,990	2,995
[4,8]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	37,790	37,908
[4,8]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	2,120	2,117
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	5,780	5,881
[4]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	13,020	13,233
[4]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	5,280	5,309
[4]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	10,510	10,579
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/2032	1,376	1,400
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	1,390	1,413
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	2,312	2,335
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	14,688	14,760
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	5,281	5,308
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.305%	9/15/2033	16,366	16,407
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.501%	9/15/2033	8,620	8,653
[4,8]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.510%	2/18/2031	1,560	1,568
[4,8]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	1,480	1,487
[4,8]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/2029	4,700	4,748
[4,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	2,650	2,695
[4,8]	AmeriCredit Automobile Receivables Trust Series 2025-1	4.210%	10/18/2030	7,540	7,565
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	10,080	9,948
[4,8]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	15,720	15,169
[4,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	10,010	9,863
[4,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	5,480	5,339
[4,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	5,620	5,730
[4,8]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	6,700	6,770
[4,8]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	4,380	4,439
[4,8]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	5,520	5,611
[4,8]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	6,980	7,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2022-4A	4.770%	2/20/2029	4,840	4,892
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	8,450	8,597
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	7,170	7,342
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	20,350	21,325
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	10,560	10,888
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	11,470	11,826
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	6,220	6,317
[4,8]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.034%	10/20/2036	6,090	6,087
[4]	BANK Series 2017-BNK4	3.625%	5/15/2050	280	277
[4]	BANK Series 2017-BNK6	3.254%	7/15/2060	4,132	4,085
[4]	BANK Series 2017-BNK6	3.518%	7/15/2060	1,110	1,099
[4]	BANK Series 2017-BNK7	3.175%	9/15/2060	11,321	11,172
[4]	BANK Series 2017-BNK8	3.488%	11/15/2050	1,370	1,341
[4]	BANK Series 2018-BNK10	3.641%	2/15/2061	402	400
[4]	BANK Series 2018-BNK15	4.407%	11/15/2061	1,590	1,597
[4]	BANK Series 2019-BNK16	4.005%	2/15/2052	9,590	9,508
[4]	BANK Series 2019-BNK23	2.920%	12/15/2052	15,870	15,027
[4]	BANK Series 2019-BNK24	2.960%	11/15/2062	14,280	13,529
[4]	BANK Series 2020-BNK30	1.673%	12/15/2053	4,958	4,718
[4]	BANK Series 2021-BNK35	2.067%	6/15/2064	8,950	8,471
[4]	BANK Series 2021-BNK35	2.285%	6/15/2064	4,150	3,685
[4]	BANK Series 2022-BNK40	3.390%	3/15/2064	10,915	10,214
[4]	BANK Series 2022-BNK40	3.390%	3/15/2064	14,820	14,433
[4]	BANK Series 2022-BNK40	3.390%	3/15/2064	1,580	1,437
[4]	BANK Series 2022-BNK41	3.789%	4/15/2065	5,220	4,978
[4]	BANK Series 2022-BNK43	4.399%	8/15/2055	22,550	22,130
[4]	BANK Series 2024-5YR7	5.769%	6/15/2057	34,646	36,160
[4]	BANK Series 2024-5YR9	5.614%	8/15/2057	14,080	14,654
[4]	BANK Series 2024-BNK47	5.716%	6/15/2057	28,220	29,936
[4]	BANK Series 2024-BNK48	5.053%	10/15/2057	28,610	29,088
[4]	BANK Series 2025-BNK49	5.623%	3/15/2058	40,330	42,587
[4]	BANK Series 2025-BNK49	6.025%	3/15/2058	16,090	16,971
[4]	BANK Series 2025-BNK50	5.875%	5/15/2068	5,608	5,904
[4,8]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/2029	9,570	9,691
[4,8]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	7,725	7,877
[4,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	5,600	5,721
[4,8]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	3,350	3,385
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	330	328
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	11,890	11,620
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	13,010	12,423
[4,8]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	8,270	8,259
[4,7,8]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.914%	4/20/2034	5,190	5,186
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	2,515	2,342
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	1,700	1,511
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	7,100	6,394
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	3,230	2,880
[4]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	9,864	9,604
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	3,300	3,280
[4]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/2055	5,750	5,671
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	2,600	2,901
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	7,500	7,845
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	1,410	1,470
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	8,450	8,684
[4]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	9,138	9,532
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	4,530	4,741
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	12,610	13,500
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	5,050	5,259
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	24,280	25,502
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	14,070	14,771
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	18,060	19,211
[4]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	9,760	10,262
[4]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	3,660	3,826
[4]	BBCMS Trust Series 2021-C10	2.268%	7/15/2054	13,560	12,836
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	28,537	26,037
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	9,020	8,923
[4]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/2052	1,100	1,092
[4]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/2053	6,812	6,466
[4]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/2053	4,325	4,136
[4]	Benchmark Mortgage Trust Series 2021-B28	1.980%	8/15/2054	11,195	10,502
[4]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/2054	9,540	8,974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	22,810	22,346
[4]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	10,416	10,884
[4]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	9,700	10,134
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	7,940	8,173
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	6,120	6,365
[4,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	7,290	7,302
[4,8]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	17,060	17,059
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	7,760	8,321
[4]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	9,790	10,141
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	10,250	10,875
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	33,080	34,436
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	12,630	13,272
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	3,070	3,222
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	35,360	37,501
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	4,990	5,201
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	24,760	26,132
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	10,730	11,281
[4]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	34,440	35,497
[4]	BMO Mortgage Trust Series 2025-C13	5.687%	10/15/2058	11,630	11,987
[4]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	6,930	7,034
[4]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/2031	9,040	9,234
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.300%	8/15/2031	6,750	6,746
[4,8]	BX Trust Series 2019-OC11	3.202%	12/9/2041	5,521	5,241
[4,8]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	30,570	30,847
[4]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	47,450	47,448
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	6,820	6,872
[4]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	20,300	20,731
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	30,670	30,963
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	2,500	2,540
[4,7,8]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.074%	8/16/2029	19,450	19,410
[4]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/2029	3,340	3,380
[4]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	3,720	3,765
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	16,460	16,756
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	19,800	20,376
[4]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	4,090	4,158
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	21,950	22,181
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	4,290	4,349
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	1,941	1,966
[4]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	30,750	31,201
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	4,430	4,523
[4]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	4,420	4,508
[4]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	9,960	10,081
[4]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	5,610	5,678
[4]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	13,810	13,798
[4]	CarMax Auto Owner Trust Series 2025-4	4.420%	7/15/2031	4,600	4,618
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	3,536	3,511
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	12,210	12,284
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	14,100	14,331
[4,8]	CCG Receivables Trust Series 2025-1	4.480%	10/14/2032	7,082	7,122
[4]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/2050	3,554	3,492
[4]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/2049	6,249	6,225
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	480	476
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	3,090	3,031
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	1,450	1,419
[4]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/2051	3,958	3,942
[4,8]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	23,935	24,226
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/2058	1,667	1,665
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/2029	8,344	8,419
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	6,300	6,428
[4,8]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/2029	14,940	15,400
[4,8]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/2030	4,480	4,622
[4,8]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/2029	15,600	15,961
[4,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	10,960	11,182
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	3,490	3,568
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	11,340	11,481
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	3,390	3,431
[4,8]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/2031	2,330	2,321
[4,8]	CIFC Funding Ltd. Series 2025-6A	5.110%	10/23/2038	1,800	1,804
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	379	373
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/2049	941	939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	710	700
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	4,560	4,495
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	5,620	5,593
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	65	65
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/2072	6,982	6,839
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	29,719	28,277
[4,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	24,664	25,220
[4,8]	Citigroup Mortgage Loan Trust Series 2025-LTV1	5.237%	12/25/2055	13,818	13,837
[4,8]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/2030	23,800	24,187
[4,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	4,910	4,983
[4,8]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	11,570	11,774
[4]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	4,920	4,996
[4]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	7,750	7,886
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	11,210	10,645
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.874%	2/25/2045	13,068	13,088
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.324%	3/25/2045	21,804	21,908
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.874%	5/25/2045	8,934	8,943
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.874%	7/25/2045	11,937	11,954
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/2049	1,379	1,373
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	2,713	2,693
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	8,560	8,433
[4]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	1,500	1,421
[4]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/2052	17,500	16,570
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	15,269	13,679
[4,8]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/2030	6,380	6,427
[4,8]	Dell Equipment Finance Trust Series 2025-1	4.610%	2/24/2031	5,320	5,380
[4,8]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	1,900	1,929
[4,8]	Dell Equipment Finance Trust Series 2025-2	4.120%	3/24/2031	9,570	9,601
[4,8]	Dell Equipment Finance Trust Series 2025-2	4.340%	3/24/2031	1,050	1,053
[4,8]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	8,020	8,253
[4,8]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	9,550	9,748
[4,8]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	4,660	4,799
[4,8]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	4,840	4,941
[4,8]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	16,970	17,134
[4,8]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	12,500	12,662
[4,8]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	3,020	3,050
[4]	Drive Auto Receivables Trust Series 2025-1	4.790%	9/15/2032	26,870	27,085
[4]	Drive Auto Receivables Trust Series 2025-1	4.990%	9/15/2032	39,230	39,726
[4]	Drive Auto Receivables Trust Series 2025-2	4.140%	9/15/2032	44,430	44,375
[4]	Drive Auto Receivables Trust Series 2025-2	4.390%	9/15/2032	21,430	21,416
[4,8]	Dryden 113 CLO Ltd. Series 2022-113A	4.995%	10/15/2037	2,410	2,408
[4,8]	Dryden 90 CLO Ltd. Series 2021-90A	5.113%	11/15/2038	7,230	7,248
[4,8]	Durst Commercial Mortgage Trust Series 2025-151	5.145%	8/10/2042	10,540	10,751
[4,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	4.789%	10/25/2056	75	75
[4,8]	Elmwood CLO 21 Ltd. Series 2022-8A	5.116%	10/15/2038	10,810	10,818
[4,8]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	5,640	5,719
[4,8]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	4,050	4,144
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	7,260	7,334
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	7,400	7,517
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	5,650	5,746
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	7,910	8,110
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	12,850	12,983
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	13,700	13,917
[4,8]	Enterprise Fleet Financing LLC Series 2025-3	4.460%	9/20/2029	17,200	17,415
[4,8]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	24,330	24,747
[4,8]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/2032	4,410	4,425
[4]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	8,270	8,287
[4]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	1,310	1,320
[4]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/2032	1,990	1,990
[4,5]	Fannie Mae-Aces Series 2018-M13	3.750%	9/25/2030	10,293	10,178
[4,5]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/2032	24,359	24,972
[4,5]	Fannie Mae-Aces Series 2025-M5	1.783%	11/25/2031	85,845	75,725
[4,8]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	4,930	5,017
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	22,212	21,077
[4]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	20,880	21,254
[4,8]	First Investors Auto Owner Trust Series 2025-1A	4.390%	1/15/2031	5,120	5,137
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	20,520	20,926
[4]	First National Master Note Trust Series 2025-1	4.850%	2/15/2030	31,640	32,275
[4]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	1,800	1,845
[4,8]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	5,416	4,526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	6,280	6,349
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	8,250	8,345
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	3,850	3,899
[4]	Ford Credit Auto Lease Trust Series 2025-B	4.520%	8/15/2029	5,410	5,447
[4,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/2034	20,470	20,472
[4,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/2035	18,100	18,461
[4,8]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	19,210	19,855
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	6,520	6,564
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	7,760	7,865
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	13,000	13,288
[4,8]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/2036	16,280	16,695
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	13,300	13,561
[4]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	13,120	13,410
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/2030	4,370	4,454
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	3,830	3,899
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	33,728	34,661
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	17,110	17,495
[4,8]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	10,370	10,464
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	16,350	16,579
[4]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	10,630	10,675
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/2029	18,060	18,379
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	20,040	20,261
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	87,740	89,197
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	8,600	8,715
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.330%	9/15/2030	11,091	11,110
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.824%	2/25/2045	6,662	6,658
[4,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	14,360	12,585
[4,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	30,327	28,563
[4,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	19,900	19,282
[4,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	16,138	16,262
[4,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	26,002	26,466
[4,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	79,990	81,614
[4,8]	GLS Auto Receivables Issuer Trust Series 2025-3A	4.570%	1/15/2030	9,760	9,796
[4,8]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	15,900	15,963
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	13,880	14,042
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	9,560	9,663
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/2029	6,930	7,015
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	12,490	12,629
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.410%	8/20/2029	4,130	4,151
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	2,010	2,022
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	13,860	14,092
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	5,900	5,994
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	10,940	11,134
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	9,070	9,173
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	11,170	11,388
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	1,600	1,631
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	2,220	2,236
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	1,290	1,303
[4,8]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	24,970	25,648
[4,8]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	28,020	29,407
[4,8]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	11,540	11,867
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	2,590	2,620
[4,8]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	5,840	5,967
[4,8]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/2030	18,390	18,975
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/2029	27,580	27,993
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	15,350	15,815
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	6,460	6,504
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/2029	39,480	40,021
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	3,430	3,475
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	4,370	4,403
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	6,950	7,038
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/2031	9,430	9,637
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	6,820	6,900
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/2032	10,950	11,010
[4,8]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/2029	12,260	12,342
[4]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	720	712
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/2052	2,600	2,558
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	30,503	28,065
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	2,809	2,562
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	9,640	8,509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	11,340	11,592
[4]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	7,790	7,933
[4,8]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	8,900	8,901
[4,8]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	10,420	10,462
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/2029	18,750	18,979
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	21,820	22,202
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	22,160	22,665
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	32,680	32,861
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	3,050	3,079
[4,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/2045	14,600	15,128
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.510%	9/20/2032	3,330	3,356
[4,8]	HPEFS Equipment Trust Series 2025-2A	4.210%	11/22/2032	2,660	2,661
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/2028	5,890	5,927
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	20,490	20,709
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.830%	1/18/2028	19,210	19,404
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	7,280	7,378
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	5,060	5,126
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.570%	4/16/2029	5,780	5,841
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	10,630	10,773
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-C	4.570%	11/15/2029	9,790	9,848
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	6,930	7,034
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	11,320	11,597
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/2031	11,160	11,381
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	7,030	7,119
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	4,160	4,207
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	5,820	5,931
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.130%	1/15/2032	5,860	5,864
[4,8]	Hyundai Floorplan Master Owner Trust Series 2025-1A	4.010%	10/15/2030	22,370	22,416
[4,8]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.879%	11/5/2037	6,550	6,569
[4]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	7,620	7,724
[4]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	6,850	6,931
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	1,525	1,511
[4,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	23,848	20,825
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	8,218	6,883
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	21,256	18,641
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	360	354
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	60	60
[4,8]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/2029	3,570	3,602
[4,8]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	6,520	6,630
[4,8]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/2028	10,040	10,153
[4,8]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	10,380	10,610
[4,8]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	4,550	4,625
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	5,360	5,444
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	3,310	3,382
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.520%	3/15/2029	7,370	7,402
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	3,090	3,119
[4,8]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/2029	20,790	20,960
[4,8]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	7,730	7,859
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	9,040	9,202
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.250%	1/15/2030	17,150	17,219
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.360%	7/15/2030	7,660	7,702
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	7,610	7,656
[4,8]	LAD Auto Receivables Trust Series 2025-3A	4.170%	8/15/2031	8,870	8,892
[4,8]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/2031	3,240	3,246
[4,8]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	8,350	8,345
[4,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	7,920	8,107
[4,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/2032	10,306	10,419
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	12,150	12,315
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	7,030	7,178
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	10,210	10,333
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	3,860	3,917
[4,6,8,9]	Magnetite XXXI Ltd. Series 2021-31A	4.672%	7/15/2034	13,110	13,110
[4,8]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	8,350	8,486
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	19,360	20,437
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	15,485	16,334
[4]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	495	493
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/2049	286	285
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	1,000	1,002
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	15,228	15,074
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	18,810	17,929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	2,600	2,321
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/2053	3,812	3,556
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	11,559	11,863
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/2054	6,074	6,067
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	9,640	10,401
[4,8]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	10,382	10,494
[4,8]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	10,685	10,706
[4,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.684%	3/15/2072	1,744	1,759
[4,8]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/2029	4,590	4,612
[4,8]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	9,490	9,451
[4,8]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	30,800	31,127
[4,8]	NextGear Floorplan Master Owner Trust Series 2025-2A	4.230%	10/15/2030	30,230	30,287
[4]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	36,020	36,459
[4]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	10,060	10,192
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	4,240	4,302
[4]	Nissan Auto Lease Trust Series 2025-B	4.560%	7/16/2029	7,655	7,728
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/2030	12,360	12,478
[4]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/2031	19,160	19,569
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	3,130	3,157
[4]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	4,040	4,114
[4,8]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	5,080	5,091
[4,8]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	13,949	12,997
[4,6,8]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	10,050	10,041
[4,8]	Octagon 57 Ltd. Series 2021-1A	4.962%	10/15/2034	8,390	8,384
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	52,670	53,250
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	6,880	6,969
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.030%	7/15/2030	7,590	7,609
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.190%	5/15/2031	3,950	3,961
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	1,360	1,358
[4,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	33,085	33,430
[4,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	17,230	17,529
[4,8]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	30,690	31,239
[4,8]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	14,090	14,241
[4,8]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	22,780	23,001
[4,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	4,965	5,007
[4,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	13,552	13,792
[4,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	87,719	89,161
[4,8]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	26,262	26,183
[4,7,8]	PMT Loan Trust Series 2025-CNF1, SOFR30A + 1.350%	5.224%	10/25/2056	17,031	17,028
[4,8]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	34,000	34,227
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	68,637	69,903
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	32,892	33,445
[4,8]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	6,447	6,504
[4,8]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	35,808	36,148
[4,8]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	33,088	33,315
[4,8]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	10,713	10,911
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	11,542	11,659
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	15,027	15,168
[4,7,8]	PMT Loan Trust Series 2025-INV9, SOFR30A + 1.300%	5.165%	9/1/2056	5,795	5,806
[4,7,8]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	5.224%	10/1/2056	25,674	25,669
[4,7,8]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	5.224%	11/25/2056	84,092	84,077
[4,8]	PMT Loan Trust Series 2025-INV12	5.293%	12/25/2056	41,000	40,993
[4,7,8]	PMT Loan Trust Series 2025-J4, SOFR30A + 1.400%	5.274%	12/1/2056	56,720	56,779
[4,8]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/2031	11,820	11,996
[4,8]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	7,110	7,168
[4,8]	Porsche Innovative Lease Owner Trust Series 2025-1A	4.690%	11/20/2030	5,970	6,068
[4,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	4,206	4,149
[4,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	5,057	5,054
[4,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	7,460	7,238
[4,8]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	6,816	6,580
[4,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	10,566	10,083
[4,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	16,060	15,364
[4,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	17,472	16,650
[4,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	18,914	18,147
[4,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	3,510	3,362
[4,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	7,725	7,364
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	16,510	15,734
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	8,940	8,381
[4,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	6,960	6,753
[4,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	6,860	6,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	23,451	24,038
[4,8]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	1,590	1,600
[4,8]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	2,060	2,063
[4,8]	RR 41 Ltd. Series 2025-41A	5.214%	10/15/2040	6,610	6,626
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	977	992
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/2033	869	877
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	1,288	1,297
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	2,378	2,385
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	1,850	1,858
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	11,910	12,054
[4]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/2031	54,120	54,548
[4]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/2031	34,890	35,266
[4]	Santander Drive Auto Receivables Trust Series 2025-3	4.490%	9/15/2031	9,280	9,351
[4]	Santander Drive Auto Receivables Trust Series 2025-4	4.270%	1/15/2032	5,180	5,189
[4,8]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	5,970	6,030
[4,8]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/2028	3,854	3,867
[4,8]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/2029	4,640	4,680
[4,8]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	3,090	3,162
[4,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	3,350	3,410
[4,8]	SCCU Auto Receivables Trust Series 2025-1A	4.570%	1/15/2031	12,860	12,979
[4,8]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	2,420	2,457
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	10,861	11,055
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	2,797	2,833
[4,7,8]	Sequoia Mortgage Trust Series 2025-11, SOFR30A + 1.300%	5.174%	11/25/2055	32,095	32,088
[4,8]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	87,948	82,285
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	5,890	5,981
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/2029	6,431	6,500
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	3,970	4,069
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	8,180	8,282
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/2030	10,660	10,773
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	7,710	7,852
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	2,000	2,047
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.580%	5/20/2031	20,880	21,161
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	3,760	3,831
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.210%	9/22/2031	27,280	27,388
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/2031	9,450	9,478
[4,8]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	8,025	7,174
[4,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/2035	14	13
[4,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	86	86
[4,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	163	162
[4,8]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/2035	7,870	7,895
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	25,180	25,353
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	7,010	7,071
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	5,980	6,044
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.290%	6/20/2029	8,150	8,198
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.470%	7/20/2029	4,010	4,023
[4]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/2030	34,680	35,163
[4]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	39,770	40,413
[4]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	59,965	60,838
[4]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	16,060	16,335
[4]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	46,020	46,236
[4,8]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/2027	2,997	3,000
[4,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/2028	10,593	10,673
[4,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	6,070	6,177
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.270%	11/20/2028	22,610	22,727
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.370%	5/21/2029	5,650	5,690
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	6,160	6,220
[4,8]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	26,750	27,126
[4,8]	T-Mobile US Trust Series 2025-2A	4.340%	4/22/2030	25,640	25,869
[4,8]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/2035	12,870	12,862
[4,8]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/2036	18,060	18,478
[4,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	4,650	4,819
[4,8]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/2038	66,430	67,761
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/2028	2,630	2,628
[4]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/2028	9,450	9,602
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	4,340	4,365
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	27,670	27,909
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	12,880	13,080
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	6,965	7,076
[4]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	14,340	14,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/2029	13,230	13,322
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	3,090	3,129
[4,8]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	11,670	11,822
[4,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	18,260	18,481
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	7,977	7,927
[4,8]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	6,738	6,699
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	1,710	1,696
[4,8]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	2,700	2,734
[4,8]	USAA Auto Owner Trust Series 2025-A	4.010%	11/15/2030	7,060	7,085
[4,8]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/2030	3,845	3,906
[4,8]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	26,840	27,336
[4,8]	Verizon Master Trust Series 2024-2	4.830%	12/22/2031	33,560	34,362
[4]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	9,225	9,393
[4,8]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	11,440	11,791
[4]	Verizon Master Trust Series 2024-8	4.820%	11/20/2030	11,270	11,407
[4,8]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	61,910	63,754
[4]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	36,480	36,770
[4]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	21,260	21,428
[4,8]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	33,329	34,116
[4,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	12,320	12,580
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	51,350	51,986
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	3,330	3,393
[4,8]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/2029	12,610	12,712
[4,8]	Volvo Financial Equipment LLC Series 2025-2A	4.060%	6/15/2033	7,900	7,884
[4,8]	Voya CLO Ltd. Series 2022-3A	5.014%	10/20/2036	6,120	6,120
[4,8]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.084%	10/20/2038	4,430	4,437
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/2059	124	124
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	1,285	1,271
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	3,200	3,161
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	3,040	3,011
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	3,160	3,116
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	6,170	6,162
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	1,095	1,094
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	6,370	6,406
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/2052	539	540
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	1,820	1,824
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/2053	2,850	2,723
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	26,660	27,573
[4]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	34,750	35,717
[4,8]	Westlake Automobile Receivables Trust Series 2025-2A	4.510%	5/15/2029	7,910	7,951
[4,8]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	7,470	7,512
[4,8]	Westlake Automobile Receivables Trust Series 2025-3A	4.280%	7/15/2031	12,870	12,909
[4]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/2029	6,940	7,049
[4]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	7,550	7,594
[4]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	4,390	4,427
[4]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	8,940	9,049
[4]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	9,905	10,172
[4]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	13,540	13,736
[4]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	13,320	13,624
[4]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	13,280	13,551
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	4,930	5,023
[4]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	9,365	9,499
[4]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	7,720	7,763
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	1,260	1,279
[4]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	8,260	8,334
[4]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	13,820	13,833
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,037,846)					7,118,593
Corporate Bonds (29.3%)
Communications (1.1%)
	Alphabet Inc.	4.700%	11/15/2035	13,858	13,863
	AT&T Inc.	3.800%	2/15/2027	9,299	9,282
	AT&T Inc.	4.350%	3/1/2029	15,000	15,079
[4]	AT&T Inc.	4.300%	2/15/2030	7,000	7,012
	AT&T Inc.	4.700%	8/15/2030	3,050	3,100
	AT&T Inc.	2.750%	6/1/2031	35,000	32,145
	AT&T Inc.	5.375%	8/15/2035	21,180	21,689
	Comcast Corp.	4.550%	1/15/2029	11,670	11,842
	Comcast Corp.	2.650%	2/1/2030	10,970	10,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.400%	4/1/2030	11,500	11,155
	Comcast Corp.	1.950%	1/15/2031	10,000	8,919
	Comcast Corp.	4.250%	1/15/2033	18,400	17,977
	Comcast Corp.	5.300%	6/1/2034	9,600	9,891
	Meta Platforms Inc.	4.200%	11/15/2030	7,430	7,442
	Meta Platforms Inc.	3.850%	8/15/2032	11,350	11,005
	Meta Platforms Inc.	4.600%	11/15/2032	28,084	28,309
	Meta Platforms Inc.	4.750%	8/15/2034	12,500	12,596
	Meta Platforms Inc.	4.875%	11/15/2035	38,724	38,684
[8]	NTT Finance Corp.	4.567%	7/16/2027	3,990	4,023
[8]	NTT Finance Corp.	4.620%	7/16/2028	9,994	10,121
[8]	NTT Finance Corp.	2.065%	4/3/2031	4,335	3,839
	Sprint Capital Corp.	8.750%	3/15/2032	4,615	5,583
	T-Mobile USA Inc.	3.375%	4/15/2029	13,710	13,368
	T-Mobile USA Inc.	4.200%	10/1/2029	8,718	8,734
	T-Mobile USA Inc.	3.875%	4/15/2030	18,870	18,545
	T-Mobile USA Inc.	5.150%	4/15/2034	7,000	7,156
	Verizon Communications Inc.	5.000%	1/15/2036	16,667	16,520
					358,223
Consumer Discretionary (1.8%)
	Amazon.com Inc.	4.650%	11/20/2035	20,450	20,353
[4]	American Honda Finance Corp.	4.450%	10/22/2027	9,375	9,459
	American Honda Finance Corp.	4.600%	4/17/2030	26,580	26,853
[4]	American Honda Finance Corp.	1.800%	1/13/2031	12,000	10,582
[4]	American Honda Finance Corp.	5.050%	7/10/2031	17,590	18,053
[4]	American Honda Finance Corp.	4.900%	1/10/2034	12,500	12,552
	AutoZone Inc.	4.750%	8/1/2032	10,000	10,086
	AutoZone Inc.	5.400%	7/15/2034	35,000	36,193
[8]	BMW US Capital LLC	4.900%	4/2/2027	49,000	49,577
	eBay Inc.	4.250%	3/6/2029	12,845	12,889
	General Motors Co.	4.200%	10/1/2027	8,410	8,421
	General Motors Co.	6.800%	10/1/2027	4,205	4,376
	General Motors Financial Co. Inc.	4.350%	1/17/2027	25,230	25,277
	General Motors Financial Co. Inc.	2.700%	8/20/2027	2,815	2,752
	General Motors Financial Co. Inc.	5.950%	4/4/2034	5,000	5,236
	Home Depot Inc.	2.700%	4/15/2030	16,365	15,479
	Hyatt Hotels Corp.	5.750%	3/30/2032	4,650	4,874
	Lowe's Cos. Inc.	4.000%	10/15/2028	3,935	3,942
	Lowe's Cos. Inc.	4.250%	3/15/2031	10,490	10,447
	Lowe's Cos. Inc.	3.750%	4/1/2032	690	661
	Lowe's Cos. Inc.	4.500%	10/15/2032	20,725	20,616
	Lowe's Cos. Inc.	4.850%	10/15/2035	12,865	12,755
	Marriott International Inc.	4.800%	3/15/2030	10,000	10,214
	Marriott International Inc.	5.250%	10/15/2035	27,000	27,357
[8]	Mercedes-Benz Finance North America LLC	4.800%	1/11/2027	41,315	41,668
[8]	Mercedes-Benz Finance North America LLC	4.800%	3/30/2028	29,010	29,475
[8]	Mercedes-Benz Finance North America LLC	4.850%	1/11/2029	20,000	20,364
[8]	Stellantis Finance US Inc.	6.450%	3/18/2035	11,415	11,873
	Toyota Motor Credit Corp.	4.625%	1/12/2028	5,180	5,259
[4]	Toyota Motor Credit Corp.	5.250%	9/11/2028	15,000	15,512
	Toyota Motor Credit Corp.	5.050%	5/16/2029	20,930	21,593
	Toyota Motor Credit Corp.	5.100%	3/21/2031	19,450	20,186
[4]	Toyota Motor Credit Corp.	4.600%	10/10/2031	15,185	15,394
[4]	Toyota Motor Credit Corp.	4.800%	1/5/2034	17,205	17,531
					557,859
Consumer Staples (2.2%)
	Altria Group Inc.	4.875%	2/4/2028	4,290	4,362
	Altria Group Inc.	4.800%	2/14/2029	14,453	14,702
	Altria Group Inc.	5.625%	2/6/2035	14,635	15,211
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	31,000	30,264
	BAT Capital Corp.	3.557%	8/15/2027	48,389	48,017
	BAT Capital Corp.	4.906%	4/2/2030	5,000	5,105
	BAT Capital Corp.	2.726%	3/25/2031	7,000	6,451
	BAT International Finance plc	4.448%	3/16/2028	22,028	22,202
	Brown-Forman Corp.	4.750%	4/15/2033	8,885	9,002
	General Mills Inc.	4.875%	1/30/2030	22,640	23,162
	Haleon US Capital LLC	3.375%	3/24/2029	9,973	9,737
	Haleon US Capital LLC	3.625%	3/24/2032	8,185	7,788
	Kroger Co.	5.000%	9/15/2034	50,292	50,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Mars Inc.	5.000%	3/1/2032	61,875	63,737
[8]	Mars Inc.	5.200%	3/1/2035	44,590	45,780
	Philip Morris International Inc.	5.125%	11/17/2027	60,575	61,894
	Philip Morris International Inc.	4.875%	2/15/2028	24,115	24,570
	Philip Morris International Inc.	4.875%	2/13/2029	10,000	10,237
	Philip Morris International Inc.	3.375%	8/15/2029	10,230	9,978
	Philip Morris International Inc.	5.625%	11/17/2029	21,035	22,116
	Philip Morris International Inc.	5.125%	2/15/2030	26,850	27,748
	Philip Morris International Inc.	5.500%	9/7/2030	5,782	6,076
	Philip Morris International Inc.	4.000%	10/29/2030	10,795	10,690
	Philip Morris International Inc.	5.125%	2/13/2031	23,310	24,148
	Philip Morris International Inc.	5.750%	11/17/2032	10,680	11,408
	Philip Morris International Inc.	5.375%	2/15/2033	17,675	18,495
	Philip Morris International Inc.	5.625%	9/7/2033	2,000	2,121
	Philip Morris International Inc.	5.250%	2/13/2034	34,715	35,892
	Philip Morris International Inc.	4.900%	11/1/2034	12,419	12,512
	Sysco Corp.	5.400%	3/23/2035	12,500	12,945
	Tyson Foods Inc.	3.550%	6/2/2027	3,219	3,197
	Tyson Foods Inc.	4.350%	3/1/2029	9,243	9,266
	Tyson Foods Inc.	5.700%	3/15/2034	29,355	30,953
					690,342
Energy (2.4%)
	BP Capital Markets America Inc.	2.721%	1/12/2032	22,386	20,414
	BP Capital Markets America Inc.	4.812%	2/13/2033	50,890	51,587
	BP Capital Markets America Inc.	5.227%	11/17/2034	28,890	29,819
	BP Capital Markets plc	3.723%	11/28/2028	2,095	2,082
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	58,855	59,440
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	20,000	19,539
	Diamondback Energy Inc.	5.200%	4/18/2027	8,410	8,535
	Diamondback Energy Inc.	3.500%	12/1/2029	12,205	11,838
	Diamondback Energy Inc.	5.150%	1/30/2030	15,470	15,915
	Diamondback Energy Inc.	5.400%	4/18/2034	5,000	5,119
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	17,500	18,472
	Enbridge Inc.	3.125%	11/15/2029	35,000	33,514
	Enbridge Inc.	5.700%	3/8/2033	20,000	21,066
	Enbridge Inc.	5.625%	4/5/2034	8,000	8,352
	Energy Transfer LP	4.000%	10/1/2027	4,145	4,140
	Energy Transfer LP	4.950%	5/15/2028	5,394	5,483
	Energy Transfer LP	5.750%	2/15/2033	7,000	7,346
	Energy Transfer LP	5.600%	9/1/2034	15,000	15,436
	Enterprise Products Operating LLC	4.850%	1/31/2034	30,860	31,186
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	2,307	2,091
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	22,000	19,439
	Kinder Morgan Inc.	5.000%	2/1/2029	23,500	24,058
	Marathon Petroleum Corp.	5.150%	3/1/2030	28,000	28,840
	Marathon Petroleum Corp.	5.700%	3/1/2035	40,000	41,224
	MPLX LP	5.000%	1/15/2033	15,000	15,053
	ONEOK Inc.	4.000%	7/13/2027	4,459	4,455
	ONEOK Inc.	4.250%	9/24/2027	4,499	4,514
	ONEOK Inc.	5.650%	11/1/2028	24,300	25,248
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	18,743	18,216
[8]	Petronas Capital Ltd.	4.950%	1/3/2031	33,250	34,292
[4]	Petronas Energy Canada Ltd.	2.112%	3/23/2028	26,681	25,631
[8]	Schlumberger Holdings Corp.	4.850%	5/15/2033	11,870	11,904
	Targa Resources Corp.	6.150%	3/1/2029	31,322	32,975
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	21,236	20,996
	Valero Energy Corp.	5.150%	2/15/2030	10,620	10,934
	Williams Cos. Inc.	3.750%	6/15/2027	6,540	6,514
	Williams Cos. Inc.	5.300%	8/15/2028	20,244	20,844
	Williams Cos. Inc.	5.600%	3/15/2035	44,953	46,693
					763,204
Financials (14.6%)
	AerCap Ireland Capital DAC	4.625%	10/15/2027	7,669	7,735
	AerCap Ireland Capital DAC	4.875%	4/1/2028	16,000	16,266
	AerCap Ireland Capital DAC	5.375%	12/15/2031	10,000	10,375
	AerCap Ireland Capital DAC	5.000%	11/15/2035	12,500	12,364
	American Express Co.	5.043%	7/26/2028	22,028	22,394
	American Express Co.	5.282%	7/27/2029	10,000	10,297
	American Express Co.	5.532%	4/25/2030	7,260	7,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	5.085%	1/30/2031	4,960	5,114
	American Express Co.	5.284%	7/26/2035	22,072	22,741
	American Express Co.	5.667%	4/25/2036	10,000	10,563
[8]	American National Global Funding	5.550%	1/28/2030	8,590	8,828
	Arthur J Gallagher & Co.	4.600%	12/15/2027	9,691	9,797
	Arthur J Gallagher & Co.	5.000%	2/15/2032	20,395	20,852
[8]	Athene Global Funding	4.950%	1/7/2027	21,270	21,427
[8]	Athene Global Funding	5.380%	1/7/2030	30,000	30,676
	Banco Santander SA	6.527%	11/7/2027	15,200	15,518
[4]	Banco Santander SA	5.365%	7/15/2028	23,600	24,049
	Banco Santander SA	5.588%	8/8/2028	9,229	9,566
[4]	Bank of America Corp.	3.559%	4/23/2027	2,777	2,772
	Bank of America Corp.	1.734%	7/22/2027	8,000	7,897
[4]	Bank of America Corp.	3.824%	1/20/2028	22,156	22,102
[4]	Bank of America Corp.	2.551%	2/4/2028	14,330	14,101
[4]	Bank of America Corp.	3.705%	4/24/2028	5,800	5,774
	Bank of America Corp.	4.376%	4/27/2028	13,000	13,050
[4]	Bank of America Corp.	4.948%	7/22/2028	11,480	11,641
	Bank of America Corp.	6.204%	11/10/2028	8,510	8,842
[4]	Bank of America Corp.	3.419%	12/20/2028	34,922	34,515
[4]	Bank of America Corp.	3.970%	3/5/2029	16,624	16,594
	Bank of America Corp.	5.202%	4/25/2029	26,734	27,386
	Bank of America Corp.	4.623%	5/9/2029	1,710	1,732
[4]	Bank of America Corp.	2.087%	6/14/2029	23,300	22,218
[4]	Bank of America Corp.	3.974%	2/7/2030	1,960	1,949
[4]	Bank of America Corp.	3.194%	7/23/2030	23,795	22,983
[4]	Bank of America Corp.	2.884%	10/22/2030	17,816	16,957
	Bank of America Corp.	5.162%	1/24/2031	8,426	8,702
[4]	Bank of America Corp.	1.898%	7/23/2031	10,000	8,981
[4]	Bank of America Corp.	2.651%	3/11/2032	5,110	4,692
	Bank of America Corp.	2.687%	4/22/2032	38,400	35,214
	Bank of America Corp.	2.299%	7/21/2032	30,200	27,000
	Bank of America Corp.	2.572%	10/20/2032	12,000	10,816
[4]	Bank of America Corp.	2.972%	2/4/2033	25,460	23,269
	Bank of America Corp.	4.571%	4/27/2033	23,130	23,075
	Bank of America Corp.	5.288%	4/25/2034	10,942	11,281
[4]	Bank of New York Mellon Corp.	3.442%	2/7/2028	7,827	7,788
	Bank of New York Mellon Corp.	4.890%	7/21/2028	20,000	20,301
[4]	Bank of New York Mellon Corp.	5.802%	10/25/2028	20,000	20,675
[4]	Bank of New York Mellon Corp.	6.317%	10/25/2029	12,402	13,166
	Bank of New York Mellon Corp.	4.942%	2/11/2031	9,650	9,925
[4]	Bank of New York Mellon Corp.	5.834%	10/25/2033	15,000	16,173
	Bank of New York Mellon Corp.	4.706%	2/1/2034	18,360	18,419
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	5,550	6,205
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	21,090	21,765
	Bank of New York Mellon Corp.	5.316%	6/6/2036	10,000	10,362
[8]	Bank of New Zealand	5.076%	1/30/2029	20,000	20,554
	Bank of Nova Scotia	5.250%	6/12/2028	3,290	3,391
	Bank of Nova Scotia	4.850%	2/1/2030	2,098	2,147
	Bank of Nova Scotia	5.650%	2/1/2034	10,000	10,619
	Barclays plc	5.086%	2/25/2029	20,445	20,828
	Barclays plc	7.437%	11/2/2033	20,000	22,871
	BlackRock Funding Inc.	5.000%	3/14/2034	9,000	9,303
	Blackrock Inc.	2.400%	4/30/2030	2,256	2,113
	Blackrock Inc.	1.900%	1/28/2031	2,800	2,516
[8]	BNP Paribas SA	5.786%	1/13/2033	10,000	10,492
[8]	BPCE SA	5.203%	1/18/2027	10,000	10,120
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	20,000	20,386
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	10,020	10,050
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	15,220	15,341
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	20,000	20,635
	Cboe Global Markets Inc.	1.625%	12/15/2030	4,674	4,149
	Cboe Global Markets Inc.	3.000%	3/16/2032	11,833	10,931
	Charles Schwab Corp.	3.200%	3/2/2027	10,000	9,924
	Charles Schwab Corp.	2.450%	3/3/2027	23,980	23,621
	Charles Schwab Corp.	3.300%	4/1/2027	3,428	3,406
	Charles Schwab Corp.	3.200%	1/25/2028	4,143	4,086
	Charles Schwab Corp.	4.000%	2/1/2029	8,980	9,010
	Charles Schwab Corp.	5.643%	5/19/2029	8,000	8,305
	Charles Schwab Corp.	3.250%	5/22/2029	6,955	6,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	5.853%	5/19/2034	8,000	8,563
	Chubb INA Holdings LLC	4.650%	8/15/2029	35,340	36,134
	Chubb INA Holdings LLC	1.375%	9/15/2030	19,939	17,568
	Chubb INA Holdings LLC	5.000%	3/15/2034	14,895	15,230
	Chubb INA Holdings LLC	4.900%	8/15/2035	3,555	3,570
[4]	Citibank NA	5.570%	4/30/2034	28,675	30,337
	Citigroup Inc.	4.503%	9/11/2031	21,948	22,005
	Cooperatieve Rabobank UA	4.494%	10/17/2029	8,690	8,840
[8]	Corebridge Global Funding	4.900%	1/7/2028	36,364	36,957
[8]	Corebridge Global Funding	4.900%	12/3/2029	10,000	10,178
[8]	Credit Agricole SA	4.631%	9/11/2028	9,840	9,919
[8]	Danske Bank A/S	5.427%	3/1/2028	6,667	6,773
[8]	Danske Bank A/S	5.019%	3/4/2031	504	515
	Deutsche Bank AG	4.950%	8/4/2031	14,668	14,824
[8]	DNB Bank ASA	1.535%	5/25/2027	10,000	9,897
[8]	GA Global Funding Trust	5.500%	1/8/2029	15,000	15,425
[8]	GA Global Funding Trust	5.400%	1/13/2030	30,000	30,736
[8]	GA Global Funding Trust	5.200%	12/9/2031	25,000	25,330
[4]	Goldman Sachs Group Inc.	5.207%	1/28/2031	15,000	15,490
	Goldman Sachs Group Inc.	4.939%	10/21/2036	33,860	33,610
	HSBC Holdings plc	4.755%	6/9/2028	5,500	5,546
[4]	HSBC Holdings plc	2.013%	9/22/2028	25,000	24,130
	HSBC Holdings plc	7.390%	11/3/2028	10,845	11,465
[4]	HSBC Holdings plc	4.583%	6/19/2029	1,691	1,706
	HSBC Holdings plc	2.206%	8/17/2029	36,000	34,225
	HSBC Holdings plc	5.286%	11/19/2030	11,015	11,363
	HSBC Holdings plc	4.619%	11/6/2031	33,060	33,142
	HSBC Holdings plc	2.804%	5/24/2032	10,000	9,137
	HSBC Holdings plc	2.871%	11/22/2032	4,000	3,630
	HSBC Holdings plc	5.402%	8/11/2033	3,000	3,107
	HSBC Holdings plc	6.254%	3/9/2034	8,500	9,242
	HSBC Holdings plc	5.450%	3/3/2036	15,000	15,478
	Huntington Bancshares Inc.	6.208%	8/21/2029	20,400	21,395
	Huntington National Bank	4.552%	5/17/2028	5,000	5,029
	Huntington National Bank	5.650%	1/10/2030	6,250	6,548
	Intercontinental Exchange Inc.	4.000%	9/15/2027	10,500	10,528
	Intercontinental Exchange Inc.	4.350%	6/15/2029	14,700	14,851
	Intercontinental Exchange Inc.	1.850%	9/15/2032	5,200	4,435
	Intercontinental Exchange Inc.	4.600%	3/15/2033	12,500	12,644
	JPMorgan Chase & Co.	1.470%	9/22/2027	12,000	11,779
	JPMorgan Chase & Co.	6.070%	10/22/2027	18,340	18,627
	JPMorgan Chase & Co.	5.040%	1/23/2028	84,990	85,866
[4]	JPMorgan Chase & Co.	3.782%	2/1/2028	3,910	3,901
	JPMorgan Chase & Co.	2.947%	2/24/2028	4,685	4,629
	JPMorgan Chase & Co.	5.571%	4/22/2028	19,000	19,380
[4]	JPMorgan Chase & Co.	3.540%	5/1/2028	27,440	27,288
[4]	JPMorgan Chase & Co.	2.182%	6/1/2028	1,213	1,183
	JPMorgan Chase & Co.	4.979%	7/22/2028	9,624	9,764
	JPMorgan Chase & Co.	4.505%	10/22/2028	23,870	24,111
[4]	JPMorgan Chase & Co.	3.509%	1/23/2029	8,575	8,492
	JPMorgan Chase & Co.	4.915%	1/24/2029	12,900	13,138
[4]	JPMorgan Chase & Co.	4.005%	4/23/2029	19,835	19,817
	JPMorgan Chase & Co.	2.069%	6/1/2029	36,944	35,264
	JPMorgan Chase & Co.	5.299%	7/24/2029	50,000	51,467
	JPMorgan Chase & Co.	6.087%	10/23/2029	20,000	21,067
[4]	JPMorgan Chase & Co.	4.452%	12/5/2029	42,077	42,510
	JPMorgan Chase & Co.	5.012%	1/23/2030	18,401	18,869
[4]	JPMorgan Chase & Co.	3.702%	5/6/2030	4,600	4,531
	JPMorgan Chase & Co.	4.565%	6/14/2030	30,000	30,345
	JPMorgan Chase & Co.	4.995%	7/22/2030	28,125	28,869
[4]	JPMorgan Chase & Co.	2.739%	10/15/2030	20,000	18,972
	JPMorgan Chase & Co.	5.140%	1/24/2031	13,040	13,478
	JPMorgan Chase & Co.	1.953%	2/4/2032	12,330	10,993
	JPMorgan Chase & Co.	2.580%	4/22/2032	24,095	22,023
	JPMorgan Chase & Co.	2.545%	11/8/2032	15,000	13,529
	JPMorgan Chase & Co.	4.912%	7/25/2033	7,600	7,744
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,000	2,194
	JPMorgan Chase & Co.	5.294%	7/22/2035	7,000	7,225
	JPMorgan Chase & Co.	5.576%	7/23/2036	33,810	35,029
	JPMorgan Chase & Co.	4.810%	10/22/2036	23,610	23,448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	M&T Bank Corp.	5.179%	7/8/2031	5,502	5,644
	M&T Bank Corp.	5.400%	7/30/2035	9,380	9,476
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	38,940	39,476
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	9,500	9,690
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	5,800	5,298
	Mastercard Inc.	2.000%	11/18/2031	5,850	5,211
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/2027	10,800	10,652
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	11,500	11,284
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	18,300	18,567
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	7,330	7,535
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	6,550	6,489
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	8,000	7,735
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	12,090	12,453
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	15,000	15,455
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	3,710	3,865
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	10,000	8,911
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	7,000	6,272
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	3,800	3,903
	Mizuho Financial Group Inc.	1.554%	7/9/2027	8,000	7,896
	Mizuho Financial Group Inc.	5.778%	7/6/2029	7,670	7,973
[4]	Mizuho Financial Group Inc.	3.153%	7/16/2030	5,400	5,193
[4]	Mizuho Financial Group Inc.	2.869%	9/13/2030	4,000	3,799
[4]	Mizuho Financial Group Inc.	2.201%	7/10/2031	5,000	4,546
	Mizuho Financial Group Inc.	5.748%	7/6/2034	15,000	15,871
	Morgan Stanley	5.050%	1/28/2027	18,480	18,490
	Morgan Stanley	2.475%	1/21/2028	11,900	11,710
[4]	Morgan Stanley	5.652%	4/13/2028	11,739	11,971
[4]	Morgan Stanley	3.591%	7/22/2028	4,450	4,420
	Morgan Stanley	6.296%	10/18/2028	27,436	28,493
[4]	Morgan Stanley	3.772%	1/24/2029	25,000	24,857
	Morgan Stanley	5.123%	2/1/2029	24,090	24,588
[4]	Morgan Stanley	5.164%	4/20/2029	10,000	10,226
	Morgan Stanley	5.449%	7/20/2029	20,461	21,116
	Morgan Stanley	5.173%	1/16/2030	25,000	25,678
	Morgan Stanley	5.042%	7/19/2030	40,000	41,028
	Morgan Stanley	5.230%	1/15/2031	54,270	55,939
[4]	Morgan Stanley	2.699%	1/22/2031	12,265	11,508
[4]	Morgan Stanley	3.622%	4/1/2031	10,510	10,208
	Morgan Stanley	5.192%	4/17/2031	1,235	1,273
[4]	Morgan Stanley	4.356%	10/22/2031	15,011	14,962
[4]	Morgan Stanley	1.794%	2/13/2032	42,486	37,319
[4]	Morgan Stanley	1.928%	4/28/2032	8,285	7,268
[4]	Morgan Stanley	2.239%	7/21/2032	21,500	19,089
[4]	Morgan Stanley	2.511%	10/20/2032	18,000	16,141
	Morgan Stanley	4.889%	7/20/2033	22,950	23,253
	Morgan Stanley	6.342%	10/18/2033	29,000	31,775
[4]	Morgan Stanley	5.250%	4/21/2034	19,420	19,977
[4]	Morgan Stanley Bank NA	4.952%	1/14/2028	43,050	43,444
[4]	Morgan Stanley Bank NA	5.504%	5/26/2028	13,600	13,869
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	24,988	25,340
	Morgan Stanley Bank NA	5.016%	1/12/2029	19,800	20,171
[4]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	21,170	21,313
[8]	National Australia Bank Ltd.	5.181%	6/11/2034	10,000	10,444
	National Bank of Canada	5.600%	7/2/2027	35,000	35,256
[8]	New York Life Global Funding	4.600%	12/5/2029	15,000	15,236
[8]	New York Life Global Funding	1.850%	8/1/2031	5,000	4,386
[8]	New York Life Global Funding	4.550%	1/28/2033	10,000	9,964
[8]	New York Life Global Funding	5.000%	1/9/2034	9,250	9,399
[4]	NongHyup Bank	1.250%	7/28/2026	20,000	19,693
	Northern Trust Corp.	3.150%	5/3/2029	5,000	4,870
	Northern Trust Corp.	6.125%	11/2/2032	5,000	5,452
[8]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	47,548	48,967
	PNC Bank NA	4.429%	7/21/2028	14,800	14,900
[4]	PNC Bank NA	4.050%	7/26/2028	5,000	5,007
	PNC Financial Services Group Inc.	6.615%	10/20/2027	8,820	8,994
	PNC Financial Services Group Inc.	5.354%	12/2/2028	4,825	4,948
	PNC Financial Services Group Inc.	3.450%	4/23/2029	11,370	11,191
	PNC Financial Services Group Inc.	5.582%	6/12/2029	64,069	66,438
	PNC Financial Services Group Inc.	2.550%	1/22/2030	41,508	39,070
	PNC Financial Services Group Inc.	5.492%	5/14/2030	80,980	84,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	5.222%	1/29/2031	6,995	7,242
	PNC Financial Services Group Inc.	4.899%	5/13/2031	25,034	25,628
	PNC Financial Services Group Inc.	6.037%	10/28/2033	10,000	10,802
	PNC Financial Services Group Inc.	5.068%	1/24/2034	24,660	25,224
	PNC Financial Services Group Inc.	6.875%	10/20/2034	9,500	10,745
	Progressive Corp.	3.200%	3/26/2030	8,620	8,336
	Progressive Corp.	4.950%	6/15/2033	10,000	10,254
[8]	Protective Life Global Funding	4.772%	12/9/2029	15,000	15,254
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	17,217	17,966
[8]	RGA Global Funding	5.250%	1/9/2030	25,000	25,814
[4]	Royal Bank of Canada	5.069%	7/23/2027	42,856	43,101
[4]	Royal Bank of Canada	4.522%	10/18/2028	10,000	10,093
[4]	Royal Bank of Canada	4.965%	1/24/2029	2,329	2,371
[4]	Royal Bank of Canada	5.153%	2/4/2031	13,640	14,041
[4]	Royal Bank of Canada	4.970%	5/2/2031	9,511	9,730
	Royal Bank of Canada	4.305%	11/3/2031	20,350	20,249
	Royal Bank of Canada	3.875%	5/4/2032	7,300	7,083
[4]	Royal Bank of Canada	5.000%	2/1/2033	8,552	8,796
	State Street Corp.	5.820%	11/4/2028	20,000	20,677
	State Street Corp.	4.530%	2/20/2029	12,760	12,923
	State Street Corp.	3.152%	3/30/2031	280	270
	State Street Corp.	5.159%	5/18/2034	10,000	10,334
	State Street Corp.	4.784%	10/23/2036	11,403	11,345
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	10,290	10,241
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	4,040	4,008
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	24,260	22,918
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	40,437	41,842
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	13,550	13,017
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	12,030	11,332
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	10,300	10,673
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	21,350	19,439
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	30,000	31,392
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	25,000	26,258
	Toronto-Dominion Bank	5.156%	1/10/2028	8,686	8,888
	Toronto-Dominion Bank	4.783%	12/17/2029	7,490	7,665
[4]	Toronto-Dominion Bank	3.200%	3/10/2032	7,948	7,402
	Toronto-Dominion Bank	4.928%	10/15/2035	12,940	12,936
[4]	Truist Financial Corp.	4.873%	1/26/2029	6,320	6,419
[4]	Truist Financial Corp.	5.435%	1/24/2030	1,680	1,739
[4]	Truist Financial Corp.	5.071%	5/20/2031	20,003	20,543
[4]	Truist Financial Corp.	4.964%	10/23/2036	9,170	9,070
	UBS AG	4.864%	1/10/2028	12,820	12,925
	UBS AG	5.650%	9/11/2028	5,000	5,218
[8]	UBS Group AG	4.703%	8/5/2027	8,220	8,248
[8]	UBS Group AG	4.282%	1/9/2028	43,635	43,702
[8]	UBS Group AG	3.869%	1/12/2029	14,711	14,629
[8]	UBS Group AG	5.428%	2/8/2030	15,000	15,498
[8]	UBS Group AG	5.617%	9/13/2030	32,920	34,390
[8]	UBS Group AG	4.194%	4/1/2031	18,000	17,824
[8]	UBS Group AG	3.091%	5/14/2032	7,000	6,492
[8]	UBS Group AG	4.844%	11/6/2033	25,000	25,014
[4]	US Bancorp	2.215%	1/27/2028	26,508	26,033
[4]	US Bancorp	3.900%	4/26/2028	7,700	7,709
	US Bancorp	5.775%	6/12/2029	14,000	14,553
	US Bancorp	5.384%	1/23/2030	19,610	20,304
[4]	US Bancorp	1.375%	7/22/2030	6,429	5,690
	US Bancorp	5.100%	7/23/2030	17,645	18,162
[4]	US Bancorp	4.967%	7/22/2033	37,091	37,437
	US Bancorp	5.850%	10/21/2033	16,955	18,148
	US Bancorp	4.839%	2/1/2034	4,970	5,008
[4]	Wells Fargo & Co.	3.196%	6/17/2027	7,100	7,071
[4]	Wells Fargo & Co.	4.900%	1/24/2028	7,320	7,384
[4]	Wells Fargo & Co.	2.393%	6/2/2028	14,020	13,698
	Wells Fargo & Co.	6.303%	10/23/2029	30,320	32,044
	Wells Fargo & Co.	5.244%	1/24/2031	23,080	23,887
[4]	Wells Fargo & Co.	4.897%	7/25/2033	10,000	10,156
[4,7,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	4.402%	2/16/2026	19,700	13,153
					4,546,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (2.6%)
	AbbVie Inc.	4.950%	3/15/2031	20,002	20,692
	AbbVie Inc.	5.050%	3/15/2034	36,250	37,238
	Agilent Technologies Inc.	2.300%	3/12/2031	14,702	13,307
	Amgen Inc.	2.450%	2/21/2030	1,820	1,698
	Amgen Inc.	5.250%	3/2/2030	17,095	17,734
	Amgen Inc.	5.250%	3/2/2033	20,000	20,713
[4]	Ascension Health	2.532%	11/15/2029	2,500	2,363
	AstraZeneca Finance LLC	5.000%	2/26/2034	6,390	6,610
	Baxter International Inc.	1.915%	2/1/2027	13,214	12,897
	Baxter International Inc.	3.950%	4/1/2030	15,635	15,231
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	22,855	23,762
	Cardinal Health Inc.	3.410%	6/15/2027	25,240	25,050
	Cardinal Health Inc.	5.350%	11/15/2034	15,000	15,455
	Cencora Inc.	4.625%	12/15/2027	9,690	9,813
	Cencora Inc.	2.700%	3/15/2031	15,000	13,822
	Cencora Inc.	5.150%	2/15/2035	10,885	11,126
[4]	Cigna Group	3.400%	3/1/2027	9,665	9,604
	Cigna Group	4.375%	10/15/2028	4,355	4,394
	Cigna Group	5.000%	5/15/2029	6,548	6,724
	Elevance Health Inc.	2.250%	5/15/2030	16,510	15,154
	Elevance Health Inc.	2.550%	3/15/2031	14,105	12,878
	Elevance Health Inc.	4.950%	11/1/2031	5,000	5,107
	Elevance Health Inc.	4.100%	5/15/2032	11,975	11,645
	Elevance Health Inc.	4.600%	9/15/2032	10,000	9,978
	Elevance Health Inc.	4.750%	2/15/2033	18,005	18,070
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	13,425	13,672
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	12,450	12,941
	McKesson Corp.	4.950%	5/30/2032	6,995	7,184
	McKesson Corp.	5.250%	5/30/2035	15,000	15,485
	Merck & Co. Inc.	4.450%	12/4/2032	3,309	3,315
	Pfizer Inc.	2.625%	4/1/2030	4,545	4,289
	Pfizer Inc.	1.700%	5/28/2030	4,765	4,313
	Pfizer Inc.	4.200%	11/15/2030	5,155	5,177
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	38,820	39,604
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	13,620	13,770
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	5,000	4,700
	Quest Diagnostics Inc.	4.200%	6/30/2029	15,245	15,292
	Quest Diagnostics Inc.	4.625%	12/15/2029	11,430	11,619
	Quest Diagnostics Inc.	2.950%	6/30/2030	16,485	15,591
	Quest Diagnostics Inc.	2.800%	6/30/2031	9,600	8,848
	Stryker Corp.	4.850%	2/10/2030	20,000	20,519
	Sutter Health	5.164%	8/15/2033	3,785	3,893
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	14,000	14,032
	UnitedHealth Group Inc.	3.875%	12/15/2028	8,345	8,338
	UnitedHealth Group Inc.	4.250%	1/15/2029	20,110	20,242
	UnitedHealth Group Inc.	4.800%	1/15/2030	15,870	16,254
	UnitedHealth Group Inc.	5.300%	2/15/2030	2,750	2,868
	UnitedHealth Group Inc.	2.000%	5/15/2030	7,370	6,721
	UnitedHealth Group Inc.	4.650%	1/15/2031	7,295	7,447
	UnitedHealth Group Inc.	4.900%	4/15/2031	39,835	40,882
	UnitedHealth Group Inc.	2.300%	5/15/2031	11,500	10,374
	UnitedHealth Group Inc.	5.350%	2/15/2033	2,810	2,928
	UnitedHealth Group Inc.	4.500%	4/15/2033	19,795	19,646
	UnitedHealth Group Inc.	5.000%	4/15/2034	16,555	16,817
	UnitedHealth Group Inc.	5.150%	7/15/2034	3,285	3,365
	UnitedHealth Group Inc.	5.300%	6/15/2035	6,660	6,893
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	42,020	43,373
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	20,455	21,214
	Zoetis Inc.	5.000%	8/17/2035	31,400	31,744
					814,415
Industrials (0.8%)
	Canadian National Railway Co.	3.850%	8/5/2032	6,900	6,698
[8]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	6,470	6,564
[8]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	15,685	16,139
	Deere Funding Canada Corp.	4.150%	10/9/2030	21,084	21,075
[8]	ERAC USA Finance LLC	5.000%	2/15/2029	16,470	16,871
	General Electric Co.	4.300%	7/29/2030	9,540	9,618
	General Electric Co.	4.900%	1/29/2036	21,213	21,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	1.750%	9/1/2031	20,250	17,683
[4]	John Deere Capital Corp.	2.000%	6/17/2031	15,000	13,390
	L3Harris Technologies Inc.	4.400%	6/15/2028	11,008	11,093
	Lockheed Martin Corp.	4.500%	2/15/2029	20,460	20,779
	Lockheed Martin Corp.	1.850%	6/15/2030	5,895	5,342
	Lockheed Martin Corp.	4.400%	8/15/2030	15,050	15,195
	Lockheed Martin Corp.	3.900%	6/15/2032	9,670	9,470
	Lockheed Martin Corp.	5.000%	8/15/2035	15,853	16,156
	Northrop Grumman Corp.	3.250%	1/15/2028	25,747	25,406
	RTX Corp.	2.375%	3/15/2032	11,326	10,085
	RTX Corp.	5.150%	2/27/2033	16,000	16,561
					259,650
Materials (0.5%)
[8]	Georgia-Pacific LLC	4.950%	6/30/2032	10,290	10,576
[8]	Glencore Funding LLC	5.673%	4/1/2035	10,440	10,902
	Nutrien Ltd.	2.950%	5/13/2030	12,300	11,627
	Nutrien Ltd.	5.400%	6/21/2034	19,561	20,165
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	7,000	7,246
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	60,540	62,422
	Vulcan Materials Co.	4.950%	12/1/2029	7,226	7,416
	WRKCo Inc.	4.900%	3/15/2029	12,000	12,222
					142,576
Real Estate (0.7%)
	American Homes 4 Rent LP	4.900%	2/15/2029	14,833	15,079
[4]	AvalonBay Communities Inc.	3.350%	5/15/2027	2,960	2,938
[4]	AvalonBay Communities Inc.	3.200%	1/15/2028	2,250	2,218
	AvalonBay Communities Inc.	1.900%	12/1/2028	5,000	4,727
	AvalonBay Communities Inc.	5.000%	2/15/2033	3,300	3,379
	AvalonBay Communities Inc.	5.350%	6/1/2034	9,915	10,298
	Brixmor Operating Partnership LP	5.200%	4/1/2032	11,420	11,690
	Camden Property Trust	4.900%	1/15/2034	10,000	10,129
	ERP Operating LP	2.850%	11/1/2026	3,000	2,974
	ERP Operating LP	4.150%	12/1/2028	11,480	11,541
	ERP Operating LP	3.000%	7/1/2029	525	506
	ERP Operating LP	2.500%	2/15/2030	1,020	957
	ERP Operating LP	4.650%	9/15/2034	1,342	1,328
	Essex Portfolio LP	5.500%	4/1/2034	2,318	2,400
	Essex Portfolio LP	5.375%	4/1/2035	9,633	9,914
	Extra Space Storage LP	5.700%	4/1/2028	7,290	7,533
	Extra Space Storage LP	5.500%	7/1/2030	14,526	15,122
	Healthpeak OP LLC	5.375%	2/15/2035	6,894	7,039
	Mid-America Apartments LP	5.000%	3/15/2034	10,991	11,105
	Prologis LP	2.125%	4/15/2027	3,600	3,524
	Prologis LP	1.750%	2/1/2031	7,783	6,881
	Prologis LP	1.625%	3/15/2031	10,000	8,747
	Prologis LP	4.625%	1/15/2033	7,817	7,884
	Prologis LP	5.000%	3/15/2034	7,500	7,638
	Public Storage Operating Co.	1.950%	11/9/2028	3,500	3,315
	Public Storage Operating Co.	5.125%	1/15/2029	2,670	2,759
	Public Storage Operating Co.	3.385%	5/1/2029	11,800	11,549
	Public Storage Operating Co.	2.300%	5/1/2031	9,170	8,296
	Simon Property Group LP	1.375%	1/15/2027	5,000	4,870
	Simon Property Group LP	2.450%	9/13/2029	3,300	3,119
	Simon Property Group LP	2.650%	7/15/2030	7,630	7,151
	Welltower OP LLC	4.250%	4/15/2028	2,055	2,069
					208,679
Technology (1.4%)
	Analog Devices Inc.	2.100%	10/1/2031	14,030	12,465
	Automatic Data Processing Inc.	4.450%	9/9/2034	20,125	20,055
	Broadcom Inc.	5.050%	7/12/2029	21,301	21,932
	Broadcom Inc.	5.050%	4/15/2030	30,000	30,956
	Broadcom Inc.	4.200%	10/15/2030	8,276	8,268
[4]	Broadcom Inc.	4.550%	2/15/2032	10,000	10,026
	Broadcom Inc.	4.900%	7/15/2032	5,597	5,711
	Broadcom Inc.	3.469%	4/15/2034	10,000	9,134
[8]	Broadcom Inc.	3.137%	11/15/2035	5,000	4,307
	Cisco Systems Inc.	4.950%	2/26/2031	12,410	12,860
	Cisco Systems Inc.	5.050%	2/26/2034	19,960	20,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	5.250%	2/1/2028	8,410	8,598
	Dell International LLC	4.350%	2/1/2030	9,283	9,288
	Dell International LLC	4.750%	10/6/2032	14,996	14,972
	Dell International LLC	5.400%	4/15/2034	5,523	5,671
[8]	Foundry JV Holdco LLC	5.500%	1/25/2031	16,500	17,035
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	11,917	11,925
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	8,429	8,478
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	11,152	11,255
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	20,000	19,844
	Intel Corp.	3.150%	5/11/2027	5,675	5,606
	Intel Corp.	5.125%	2/10/2030	10,000	10,252
	Intel Corp.	5.000%	2/21/2031	10,000	10,227
	Intel Corp.	2.000%	8/12/2031	20,000	17,538
	Oracle Corp.	4.800%	8/3/2028	10,450	10,498
	Oracle Corp.	5.200%	9/26/2035	10,000	9,597
	Paychex Inc.	5.350%	4/15/2032	12,580	13,028
	S&P Global Inc.	2.700%	3/1/2029	35,960	34,581
	S&P Global Inc.	2.500%	12/1/2029	10,680	10,077
	S&P Global Inc.	2.900%	3/1/2032	4,820	4,445
	Synopsys Inc.	4.850%	4/1/2030	11,440	11,678
	Synopsys Inc.	5.000%	4/1/2032	7,397	7,552
	Synopsys Inc.	5.150%	4/1/2035	8,350	8,482
	Texas Instruments Inc.	3.650%	8/16/2032	6,365	6,113
	Verisk Analytics Inc.	5.125%	2/15/2036	7,386	7,460
	VMware LLC	2.200%	8/15/2031	5,000	4,442
					434,897
Utilities (1.2%)
	Ameren Illinois Co.	1.550%	11/15/2030	8,575	7,574
[4]	Appalachian Power Co.	2.700%	4/1/2031	8,136	7,445
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	8,745	7,913
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	4,770	4,861
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	10,000	10,248
[4]	Commonwealth Edison Co.	3.150%	3/15/2032	3,000	2,780
	Commonwealth Edison Co.	4.900%	2/1/2033	11,320	11,589
[4]	Dominion Energy Inc.	4.350%	8/15/2032	15,000	14,726
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	10,000	8,919
	DTE Electric Co.	2.250%	3/1/2030	6,000	5,582
	DTE Energy Co.	5.100%	3/1/2029	15,183	15,563
	DTE Energy Co.	5.200%	4/1/2030	16,050	16,568
	DTE Energy Co.	5.850%	6/1/2034	12,592	13,425
	Duke Energy Carolinas LLC	2.450%	8/15/2029	7,430	7,033
	Duke Energy Carolinas LLC	2.550%	4/15/2031	8,576	7,897
	Duke Energy Carolinas LLC	4.950%	1/15/2033	7,470	7,696
	Duke Energy Florida LLC	2.500%	12/1/2029	16,960	16,014
	Duke Energy Progress LLC	3.700%	9/1/2028	12,100	12,056
	Duke Energy Progress LLC	3.450%	3/15/2029	1,520	1,497
	Entergy Arkansas LLC	5.150%	1/15/2033	4,480	4,634
	FirstEnergy Transmission LLC	4.550%	1/15/2030	3,590	3,617
[4]	Kentucky Utilities Co.	5.450%	4/15/2033	7,630	7,998
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	9,675	9,580
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	10,945	10,934
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	9,996	9,873
[4]	Nevada Power Co.	2.400%	5/1/2030	8,360	7,724
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	7,810	7,902
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	14,580	14,852
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	15,000	15,634
	NiSource Inc.	5.250%	3/30/2028	1,300	1,333
	NiSource Inc.	1.700%	2/15/2031	15,027	13,185
[4]	PG&E Recovery Funding LLC	5.045%	7/15/2032	2,035	2,065
	PPL Electric Utilities Corp.	4.850%	2/15/2034	9,950	10,062
[8]	PSEG Power LLC	5.750%	5/15/2035	7,455	7,745
	Public Service Co. of Colorado	5.350%	5/15/2034	6,110	6,287
[4]	Public Service Electric & Gas Co.	4.650%	3/15/2033	9,990	10,043
[4]	Public Service Electric & Gas Co.	5.200%	3/1/2034	10,000	10,300
	Union Electric Co.	5.200%	4/1/2034	7,500	7,725
	Virginia Electric & Power Co.	5.000%	4/1/2033	15,190	15,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Electric Power Co.	4.750%	9/30/2032	2,500	2,547
					358,976
Total Corporate Bonds (Cost $9,005,587)					9,135,466
Sovereign Bonds (2.8%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	34,798	35,072
[4,11]	Bank Gospodarstwa Krajowego	6.250%	10/31/2028	20,430	21,630
[4]	Bermuda	3.717%	1/25/2027	14,518	14,408
[4]	Bermuda	4.750%	2/15/2029	10,984	11,071
[4]	Bermuda	2.375%	8/20/2030	5,000	4,536
[4]	Bermuda	5.000%	7/15/2032	11,700	11,807
[4,8]	Central American Bank for Economic Integration	5.000%	1/25/2027	29,484	29,816
[4,8]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	61,490	62,622
[4,8]	Kingdom of Saudi Arabia	5.125%	1/13/2028	102,928	105,053
[4]	Kingdom of Saudi Arabia	5.125%	1/13/2028	51,338	52,441
[4]	Korea Gas Corp.	3.875%	7/13/2027	35,000	34,974
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/2026	35,000	34,697
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/2027	35,000	35,152
[4,8]	KSA Sukuk Ltd.	5.250%	6/4/2027	26,740	27,209
[4]	KSA Sukuk Ltd.	5.250%	6/4/2027	10,700	10,890
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	4,621	4,641
[4,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	6,600	6,590
[4,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/2029	24,580	24,488
[4,8]	Ontario Teachers' Finance Trust	1.250%	9/27/2030	25,000	22,131
[4]	Republic of Chile	2.750%	1/31/2027	88,929	87,512
[4]	Republic of Chile	4.850%	1/22/2029	6,000	6,122
[4]	Republic of Latvia	5.125%	7/30/2034	30,882	31,623
[4]	Republic of Poland	4.875%	2/12/2030	17,352	17,878
[4,12]	State of Israel	1.500%	1/16/2029	2,886	3,228
[4]	State of Israel	5.375%	3/12/2029	5,135	5,279
[4]	State of Israel	2.500%	1/15/2030	435	403
[4]	State of Israel	5.375%	2/19/2030	27,875	28,765
[4]	Temasek Financial I Ltd.	1.000%	10/6/2030	5,000	4,375
[4,8]	Temasek Financial I Ltd.	1.625%	8/2/2031	125,000	110,492
[4,8]	Tokyo Metropolitan Government	4.625%	6/1/2026	14,160	14,200
[4]	United Mexican States	4.750%	4/27/2032	3,050	2,969
[4]	United Mexican States	5.850%	7/2/2032	2,862	2,941
[4]	United Mexican States	5.375%	3/22/2033	7,939	7,864
Total Sovereign Bonds (Cost $880,386)					872,879
Taxable Municipal Bonds (0.4%)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	75,000	72,756
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	55,000	50,606
Total Taxable Municipal Bonds (Cost $130,000)					123,362

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[13]	Vanguard Market Liquidity Fund (Cost $159,352)	3.780%	1,593,563	159,356
Total Investments (95.5%) (Cost $29,582,157)				29,798,507
Other Assets and Liabilities—Net (4.5%)				1,409,296
Net Assets (100%)				31,207,803
Cost is in $000.
1	Securities with a value of $3,496 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $32,646 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $16,583 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $5,310,952, representing 17.0% of net assets.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in Australian dollars.
11	Guaranteed by the Republic of Poland.
12	Face amount denominated in euro.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
3M—3-month.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	9,896	2,066,176	(113)
5-Year U.S. Treasury Note	March 2026	5,839	638,230	(399)
Euro-Bobl	March 2026	8	1,092	(4)
Ultra Long U.S. Treasury Bond	March 2026	356	42,008	(641)
				(1,157)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2026	(2,935)	(330,004)	(627)
Euro-Bund	March 2026	(58)	(8,695)	62
Euro-Schatz	March 2026	(118)	(14,809)	13
Long U.S. Treasury Bond	March 2026	(263)	(30,401)	207
Ultra 10-Year U.S. Treasury Note	March 2026	(3,310)	(380,702)	2,216
				1,871
				714

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	USD	13,227	AUD	19,985	—	(111)
Toronto-Dominion Bank	3/18/2026	USD	3,903	EUR	3,338	—	(33)
Toronto-Dominion Bank	3/18/2026	USD	1,355	GBP	1,018	—	(17)
						—	(161)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Chile	12/20/2030	USD	19,154	1.000	508	81

Credit Protection Purchased
CDX-NA-IG-S45-V1	12/20/2030	USD	1,562,000	(1.000)	(35,820)	(2,016)
						(1,935)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	12,388,851	—	12,388,851
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,105,483	13,110	7,118,593
Corporate Bonds	—	9,135,466	—	9,135,466
Sovereign Bonds	—	872,879	—	872,879
Taxable Municipal Bonds	—	123,362	—	123,362
Temporary Cash Investments	159,356	—	—	159,356
Total	159,356	29,626,041	13,110	29,798,507

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,498	—	—	2,498
Swap Contracts[1]	—	81	—	81
Total	2,498	81	—	2,579
Liabilities
Futures Contracts[1]	(1,784)	—	—	(1,784)
Forward Currency Contracts	—	(161)	—	(161)
Swap Contracts[1]	—	(2,016)	—	(2,016)
Total	(1,784)	(2,177)	—	(3,961)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.